Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of Disaggregated by Primary Geographical Markets and Revenue

In the following table, we disclose the combined gross balance of our fixed assets, capitalized software, and intangible assets by geographical location:

	As of June 30, 2023	As of December 31, 2022
Long-lived assets:
United States	$33,604	$48,879
Canada	3,972,605	4,527,581
Total	$4,006,209	$4,576,460